CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue			£ 699	£ 578	£ 180
Grant revenue					163
Total revenue	£ 298	£ 468	699	578	343
Other income		16	22	24	12
Research and development costs	(2,251)	(2,413)	(5,111)	(4,654)	(6,068)
Impairment of intangible assets					(12,369)
Administrative costs	(2,291)	(1,849)	(4,542)	(2,946)	(4,958)
Loss from operations	(4,244)	(3,778)	(8,932)	(6,998)	(23,040)
Finance income	410	404	497	936	1
Finance expense	(22)	(24)	(53)	(44)	(431)
Loss before tax	(3,856)	(3,398)	(8,488)	(6,106)	(23,470)
Taxation	288	337	832	646	1,281
Loss for the year attributable to the owners of the parent	(3,568)	(3,061)	(7,656)	(5,460)	(22,189)
Items that will or may be reclassified subsequently to profit or loss:
Total other comprehensive gain net of tax					508
Exchange gains arising on translation of foreign operations					508
Total other comprehensive income net of tax					508
Total comprehensive loss attributable to the owners of the parent	£ (3,568)	£ (3,061)	£ (7,656)	£ (5,460)	£ (21,681)
Loss per share
Basic and diluted loss per ordinary share	£ (4)	£ (62)	£ (1.55)	£ (1.36)	£ (10.36)